Risk/Return Detail Data - FidelitySustainableMulti-AssetFund-RetailPRO - USD ($)			12 Months Ended		36 Months Ended
		Oct. 30, 2025	Oct. 30, 2025	Dec. 31, 2023	Oct. 30, 2025
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund | Fidelity Sustainable Multi-Asset Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.10%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.42%
Expenses (as a percentage of Assets)	[1]	0.52%
Fee Waiver or Reimbursement	[2]	(0.05%)
Net Expenses (as a percentage of Assets)	[1]	0.47%
Expense Example, with Redemption, 1 Year		$ 48
Expense Example, with Redemption, 3 Years		160
Expense Example, with Redemption, 5 Years		284
Expense Example, with Redemption, 10 Years		$ 646
Annual Return, Inception Date		Feb. 10, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			16.16%		(1.12%)	[3]
Annual Return [Percent]				16.16%
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Sustainable Multi-Asset Fund/Fidelity® Sustainable Multi-Asset Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable Multi-Asset Fund seeks total return.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Jan. 31, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate		38.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in Fidelity® funds (including mutual funds and Exchange Traded Funds (ETFs)) that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices based on an evaluation of such issuer's individual environmental, social and governance (ESG) profile and in Fidelity® index funds that track an ESG index (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy in which 70% of the fund's assets are allocated to underlying Fidelity® U.S. and international equity mutual funds and ETFs and 30% to underlying Fidelity® bond mutual funds and ETFs. To reflect the Adviser's market outlook, which is primarily focused on the intermediate term, the Adviser may overweight or underweight each asset class within the following ranges: equity funds (60%-80%) and bond funds (20%-40%).The Adviser may invest up to 10% of the fund's total assets in commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, international debt, emerging markets debt or short term funds, but no more than 25% in aggregate within those asset classes. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.Actively managed underlying funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engage in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2024
Bar Chart, Year to Date Return		14.60%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		10.17%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Sep. 30, 2023
Lowest Quarterly Return		(4.38%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund | After Taxes on Distributions | Fidelity Sustainable Multi-Asset Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			15.56%		(1.68%)	[3]
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund | After Taxes on Distributions and Sales | Fidelity Sustainable Multi-Asset Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.80%		(1.00%)	[3]
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund | IXWST
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Sustainable Multi-Asset Composite Index℠
Average Annual Return, Percent			17.71%		0.54%
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			26.29%		4.81%
FidelitySustainableMulti-AssetFund-AMCIPRO | Fidelity Sustainable Multi-Asset Fund | Fidelity Advisor Sustainable Multi-Asset Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[4]	0.00%
Management Fees (as a percentage of Assets)		0.10%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.42%
Expenses (as a percentage of Assets)	[5]	0.77%
Fee Waiver or Reimbursement	[6]	(0.05%)
Net Expenses (as a percentage of Assets)	[5]	0.72%
Expense Example, with Redemption, 1 Year		$ 644
Expense Example, with Redemption, 3 Years		800
Expense Example, with Redemption, 5 Years		972
Expense Example, with Redemption, 10 Years		1,468
Expense Example, No Redemption, 1 Year		644
Expense Example, No Redemption, 3 Years		800
Expense Example, No Redemption, 5 Years		972
Expense Example, No Redemption, 10 Years		$ 1,468
Annual Return, Inception Date		Feb. 10, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.15%		(4.44%)	[7]
Annual Return [Percent]				15.81%
FidelitySustainableMulti-AssetFund-AMCIPRO | Fidelity Sustainable Multi-Asset Fund | Fidelity Advisor Sustainable Multi-Asset Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[4]	0.00%
Management Fees (as a percentage of Assets)		0.10%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.42%
Expenses (as a percentage of Assets)	[5]	1.02%
Fee Waiver or Reimbursement	[6]	(0.05%)
Net Expenses (as a percentage of Assets)	[5]	0.97%
Expense Example, with Redemption, 1 Year		$ 445
Expense Example, with Redemption, 3 Years		657
Expense Example, with Redemption, 5 Years		887
Expense Example, with Redemption, 10 Years		1,548
Expense Example, No Redemption, 1 Year		445
Expense Example, No Redemption, 3 Years		657
Expense Example, No Redemption, 5 Years		887
Expense Example, No Redemption, 10 Years		$ 1,548
Annual Return, Inception Date		Feb. 10, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.47%		(3.48%)	[8]
FidelitySustainableMulti-AssetFund-AMCIPRO | Fidelity Sustainable Multi-Asset Fund | Fidelity Advisor Sustainable Multi-Asset Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[9]	1.00%
Management Fees (as a percentage of Assets)		0.10%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.42%
Expenses (as a percentage of Assets)	[5]	1.52%
Fee Waiver or Reimbursement	[6]	(0.05%)
Net Expenses (as a percentage of Assets)	[5]	1.47%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 250
Expense Example, with Redemption, 3 Years		474
Expense Example, with Redemption, 5 Years		823
Expense Example, with Redemption, 10 Years		1,604
Expense Example, No Redemption, 1 Year		150
Expense Example, No Redemption, 3 Years		474
Expense Example, No Redemption, 5 Years		823
Expense Example, No Redemption, 10 Years		$ 1,604
Annual Return, Inception Date		Feb. 10, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.04%		(2.12%)	[10]
FidelitySustainableMulti-AssetFund-AMCIPRO | Fidelity Sustainable Multi-Asset Fund | Fidelity Advisor Sustainable Multi-Asset Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.10%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.42%
Expenses (as a percentage of Assets)	[5]	0.52%
Fee Waiver or Reimbursement	[6]	(0.05%)
Net Expenses (as a percentage of Assets)	[5]	0.47%
Expense Example, with Redemption, 1 Year		$ 48
Expense Example, with Redemption, 3 Years		160
Expense Example, with Redemption, 5 Years		284
Expense Example, with Redemption, 10 Years		646
Expense Example, No Redemption, 1 Year		48
Expense Example, No Redemption, 3 Years		160
Expense Example, No Redemption, 5 Years		284
Expense Example, No Redemption, 10 Years		$ 646
Annual Return, Inception Date		Feb. 10, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			16.16%		(1.12%)	[11]
FidelitySustainableMulti-AssetFund-AMCIPRO | Fidelity Sustainable Multi-Asset Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Sustainable Multi-Asset Fund/Fidelity Advisor® Sustainable Multi-Asset Fund A, M, C, I
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable Multi-Asset Fund seeks total return.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Jan. 31, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate		38.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in Fidelity® funds (including mutual funds and Exchange Traded Funds (ETFs)) that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices based on an evaluation of such issuer's individual environmental, social and governance (ESG) profile and in Fidelity® index funds that track an ESG index (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy in which 70% of the fund's assets are allocated to underlying Fidelity® U.S. and international equity mutual funds and ETFs and 30% to underlying Fidelity® bond mutual funds and ETFs. To reflect the Adviser's market outlook, which is primarily focused on the intermediate term, the Adviser may overweight or underweight each asset class within the following ranges: equity funds (60%-80%) and bond funds (20%-40%).The Adviser may invest up to 10% of the fund's total assets in commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, international debt, emerging markets debt or short term funds, but no more than 25% in aggregate within those asset classes. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.Actively managed underlying funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engage in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2024
Bar Chart, Year to Date Return		14.41%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		10.09%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Sep. 30, 2023
Lowest Quarterly Return		(4.50%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableMulti-AssetFund-AMCIPRO | Fidelity Sustainable Multi-Asset Fund | After Taxes on Distributions | Fidelity Advisor Sustainable Multi-Asset Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			8.68%		(4.89%)	[7]
FidelitySustainableMulti-AssetFund-AMCIPRO | Fidelity Sustainable Multi-Asset Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable Multi-Asset Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.64%		(3.47%)	[7]
FidelitySustainableMulti-AssetFund-AMCIPRO | Fidelity Sustainable Multi-Asset Fund | IXWST
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Sustainable Multi-Asset Composite Index℠
Average Annual Return, Percent			17.71%		0.54%
FidelitySustainableMulti-AssetFund-AMCIPRO | Fidelity Sustainable Multi-Asset Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			26.29%		4.81%
Document Type		497
Registrant Name		Fidelity Charles Street Trust

[1]	ADiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
[2]	BFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.05% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through January 31, 2026. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[3]	AFrom February 10, 2022.
[4]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[5]	ADiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
[6]	BFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.30%, 0.55%, 1.05%, and 0.05% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, or Class I of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through January 31, 2026. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[7]	AFrom February 10, 2022.
[8]	BFrom February 10, 2022.
[9]	BOn Class C shares redeemed less than one year after purchase.
[10]	CFrom February 10, 2022.
[11]	DFrom February 10, 2022.